Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity	The following table represents the future lease payments for this lease (in thousands):

Year ending December 31,
2023	—
2024	642
2025	1,303
2026	1,342
2027	—
Thereafter	—
Total cash payments	3,287
As of December 31, 2022, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2023	$1,302
2024	2,602
2025	2,347
2026	2,418
2027	—
Thereafter	—
Total lease payments	$8,669
Less: imputed interest	1,256
Total lease liabilities	$7,413